Fair Value Measurement (Schedule of Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivative liabilities	$ (6,665)	$ (36,047)
Level 2 [Member]
Derivative liabilities	326	(391)
Level 3 [Member]
Derivative liabilities	(6,991)	(35,656)
Foreign Exchange Future [Member]
Derivative assets, net	866	3,753
Derivative liabilities	(432)	(2,901)
Foreign Exchange Future [Member] | Level 2 [Member]
Derivative assets, net	866	3,753
Derivative liabilities	$ (432)	$ (2,901)
Foreign Exchange Future [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities
Foreign Exchange Future Two [Member]
Derivative assets, net	$ 23
Derivative liabilities	(131)	$ (1,243)
Foreign Exchange Future Two [Member] | Level 2 [Member]
Derivative assets, net	23
Derivative liabilities	$ (131)	$ (1,243)
Foreign Exchange Future Two [Member] | Level 3 [Member]
Derivative assets, net
Derivative liabilities
Obligations in connection with acquisitions [Member]
Derivative liabilities	$ (6,991)	$ (35,656)
Obligations in connection with acquisitions [Member] | Level 2 [Member]
Derivative liabilities
Obligations in connection with acquisitions [Member] | Level 3 [Member]
Derivative liabilities	$ (6,991)	$ (35,656)